Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 27, 2019	Jan. 26, 2019	Oct. 27, 2018	Jul. 28, 2018	Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Quarterly Financial Information [Line Items]
Sales	$ 755,433	$ 1,231,348	$ 771,188	$ 794,776	$ 786,076	$ 1,231,771	$ 791,117	$ 853,316	$ 3,552,745	$ 3,662,280	$ 3,894,558
Gross profit	222,243	397,358	225,347	228,072	229,001	400,026	228,695	253,481	1,073,020	1,111,203	1,212,202
Net income (loss)	$ (18,729)	$ 66,930	$ (27,394)	$ (17,038)	$ (21,072)	$ (63,536)	$ (30,094)	$ (10,778)	$ 3,769	$ (125,480)	$ 22,023
Basic income (loss) per common share	$ (0.26)	$ 0.91	$ (0.38)	$ (0.23)	$ (0.29)	$ (0.87)	$ (0.41)	$ (0.15)	$ 0.05	$ (1.73)
Diluted income (loss) per common share	$ (0.26)	$ 0.91	$ (0.38)	$ (0.23)	$ (0.29)	$ (0.87)	$ (0.41)	$ (0.15)	$ 0.05	$ (1.73)